Investments in Joint Operations - Information of Assets and Liabilities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint operations [line items]
Noncurrent assets	$ 1,263,868	$ 785,601	$ 383,420
Current assets	309,421	208,415	122,298
Total assets	1,573,289	994,016	505,718
Noncurrent liabilities	710,318	452,690	250,451
Current liabilities	314,872	178,969	102,734
Total liabilities	1,025,190	631,659	353,185
Exploration expenses	6,841	5,466	2,456
Joint Ventures [member]
Disclosure of joint operations [line items]
Noncurrent assets	221,219	130,272	66,887
Current assets	8,723	4,024	2,417
Total assets	229,942	134,296	69,304
Noncurrent liabilities	17,754	11,484	5,876
Current liabilities	27,641	9,695	5,524
Total liabilities	45,395	21,179	11,400
Production cost	70,552	39,713	24,471
Exploration expenses	$ 123	$ 242	$ 767